Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other - Future Contractual Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Future contractual commitments	R$ 17,768.4	R$ 15,877.3
Not later than one year [member]
Statement Line Items [Line Items]
Future contractual commitments	9,218.2	9,300.5
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Future contractual commitments	2,934.8	3,861.9
Later than two years [member]
Statement Line Items [Line Items]
Future contractual commitments	R$ 5,615.4	R$ 2,714.9